Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of subsidiaries
			Percent ownership share As of December 31,
		Place of	2021			2020			2019
Name of the	Main	Incorporation	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
Subsidiary	Activity	and operation	%	%	%	%	%	%	%	%	%
Santander Corredora de Seguros Limitada	Insurance brokerage	Santiago, Chile	99.75	0.01	99.76	99.75	0.01	99.76	99.75	0.01	99.76
Santander Corredores de Bolsa Limitada	Financial instruments brokerage	Santiago, Chile	50.59	0.41	51.00	50.59	0.41	51.00	50.59	0.41	51.00
Santander Asesorias Financieras Limitada (1)	Securities brokerage	Santiago, Chile	99.03	-	99.03	99.03	-	99.03	99.03	-	99.03
Santander S.A. Sociedad Securitizadora	Purchase of credits and issuance of debt instruments	Santiago, Chile	99.64	-	99.64	99.64	-	99.64	99.64	-	99.64
Klare Corredora de Seguros S.A. (2)	Insurance brokerage	Santiago, Chile	50.10	-	50.10	50.10	-	50.10	50.10	-	50.10
Santander Consumer Chile S.A. (3)	Financing	Santiago, Chile	51.00	-	51.00	51.00	-	51.00	51.00	-	51.00
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A. (4)	Card operator	Santiago, Chile	99.99	0.01	100.00	99.99	0.01	100.0	-	-	-

Schedule of associates
		Place of	Percentage of ownership share
		Incorporation	As of December 31,
		and	2021	2020	2019
Associates	Main activity	operation	%	%	%
Redbanc S.A.	ATM services	Santiago, Chile	33.43	-	-
Transbank S.A.	Debit and credit card services	Santiago, Chile	25.00	-	-
Centro de Compensación Automatizado S.A.	Electronic fund transfer and compensation services	Santiago, Chile	33.33	33.33	33.33
Sociedad Interbancaria de Depósito de Valores S.A.	Delivery of securities on public offer	Santiago, Chile	29.29	29.29	29.29
Cámara Compensación de Alto Valor S.A.	Payments clearing	Santiago, Chile	15.00	15.00	15.00
Administrador Financiero del Transantiago S.A.	Administration of boarding passes to public transportation	Santiago, Chile	20.00	20.00	20.00
Sociedad Nexus S.A. (*)	Credit card processor	Santiago, Chile	-	-	-
Servicios de Infraestructura de Mercado OTC S.A.	Administration of the infrastructure for the financial market of derivative instruments	Santiago, Chile	12.48	12.48	12.48

Schedule of useful lives for the tangible assets
ITEM	Useful life (Months)
Land	-
Paintings and works of art	-
Carpets and curtains	36
Computers and hardware	36
Vehicles	36
IT systems and software	36
ATMs	60
Other machines and equipment	60
Office furniture	60
Telephone and communication systems	60
Security systems	60
Rights over telephone lines	60
Air conditioning systems	84
Other installations	120
Buildings	1,200

Schedule of loan and accounts receivable charge-offs
Type of loan	Term
Consumer loans with or without collateral	6 months
Other transactions without collateral	24 months
Commercial loans with collateral	36 months
Mortgage loans	48 months
Consumer leasing	6 months
Other non-mortgage leasing transactions	12 months
Mortgage leasing (household and business)	36 months